Commitments and Contingencies - Credit Extension Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Commitments [Line Items]
Expire in One Year or Less	$ 471,320	$ 486,482
Expire After One Year Through Three Years	126,525	131,772
Expire After Three Years Through Five Years	163,616	157,244
Expire After Five Years	36,254	40,535
Notional Amount of Credit Extension Commitments	797,715	816,033
Loan commitments
Other Commitments [Line Items]
Expire in One Year or Less	79,897	80,799
Expire After One Year Through Three Years	97,583	105,175
Expire After Three Years Through Five Years	146,743	133,290
Expire After Five Years	18,942	21,864
Notional Amount of Credit Extension Commitments	343,165	341,128
Home equity lines of credit
Other Commitments [Line Items]
Expire in One Year or Less	6,292	4,580
Expire After One Year Through Three Years	19,679	16,855
Expire After Three Years Through Five Years	12,319	21,074
Expire After Five Years	15,417	14,301
Notional Amount of Credit Extension Commitments	53,707	56,810
Standby letters of credit and financial guarantees
Other Commitments [Line Items]
Expire in One Year or Less	19,259	21,994
Expire After One Year Through Three Years	9,106	8,843
Expire After Three Years Through Five Years	4,519	2,876
Expire After Five Years	1,807	3,967
Notional Amount of Credit Extension Commitments	34,691	37,680
Standby letters of credit and financial guarantees | Investment grade
Other Commitments [Line Items]
Notional Amount of Credit Extension Commitments	26,100	27,600
Standby letters of credit and financial guarantees | Non-investment grade
Other Commitments [Line Items]
Notional Amount of Credit Extension Commitments	8,200	9,600
Letters of credit
Other Commitments [Line Items]
Expire in One Year or Less	1,883	1,263
Expire After One Year Through Three Years	157	899
Expire After Three Years Through Five Years	35	4
Expire After Five Years	88	403
Notional Amount of Credit Extension Commitments	2,163	2,569
Legally binding commitments
Other Commitments [Line Items]
Expire in One Year or Less	107,331	108,636
Expire After One Year Through Three Years	126,525	131,772
Expire After Three Years Through Five Years	163,616	157,244
Expire After Five Years	36,254	40,535
Notional Amount of Credit Extension Commitments	433,726	438,187
Credit card lines
Other Commitments [Line Items]
Expire in One Year or Less	363,989	377,846
Expire After One Year Through Three Years	0	0
Expire After Three Years Through Five Years	0	0
Expire After Five Years	0	0
Notional Amount of Credit Extension Commitments	363,989	377,846
Credit Card and Other Consumer | Standby letters of credit and financial guarantees
Other Commitments [Line Items]
Notional Amount of Credit Extension Commitments	$ 396	$ 453